Note 20 - Income Taxes - Effective Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
French statutory rate	33.30%	33.30%	33.30%
Income of foreign subsidiaries taxed at different tax rates	(2.40%)	3.90%	23.50%
Effect of net operating loss carry-forwards and valuation allowances	(2.60%)	52.40%	(81.30%)
Non-taxable debt fair value variation	(27.20%)	(83.90%)	113.20%
Non-deductible entertainment expenses	(4.90%)	40.70%	42.30%
Effect of cancellation of intra-group positions		(78.30%)	(44.20%)
French business tax included in income tax (CVAE)	3.40%	(16.00%)	(31.20%)
Other	13.90%	(35.80%)	(84.80%)
Effective tax rate	13.50%	(83.70%)	(29.20%)